Inventory, Net	12 Months Ended
Sep. 30, 2021
Inventory Disclosure [Abstract]
INVENTORY, NET

NOTE 4 — INVENTORY, NET

Inventory consists of the following:

	September 30, 2021	September 30, 2020
Raw materials	$607,661	$553,982
Finished goods	1,971,334	1,462,835
Inventory valuation allowance	(116,453)	(110,585)
Total inventory, net	$2,462,542	$1,906,232

Impairment of inventories is recorded in cost of goods sold. For the years ended September 30, 2021, the Company had no provision for impairment of inventory in regards to slow moving or obsolete items. For the years ended September 30, 2020 and 2019, recovery of previously accrued inventory allowance amounted to $75,391 and $187,271, respectively.